Average Annual Total Returns - FidelityTax-ExemptMoneyMarketFundTreasuryMoneyMarketFund-CapitalReservesComboPRO - FidelityTax-ExemptMoneyMarketFundTreasuryMoneyMarketFund-CapitalReservesComboPRO - Fidelity Tax-Exempt Money Market Fund - Fidelity Tax-Exempt Money Market Fund - Capital Reserves Class - Return Before Taxes
Dec. 30, 2024
Average Annual Return:
Past 1 year	2.44%
Past 5 years	0.78%
Past 10 years	0.46%